Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Papp Investment Trust
Entity Central Index Key	0001477597
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000084913
Shareholder Report [Line Items]
Fund Name	Papp Small & Mid-Cap Growth Fund
Trading Symbol	PAPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pappmutualfunds.com/literature.html. You can also request this information by contacting us at (877) 370-7277.
Additional Information Phone Number	(877) 370-7277
Additional Information Website	https://www.pappmutualfunds.com/literature.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the 12-month period ending November 30, 2025, the Fund was modestly ahead of its benchmark, the S&P MidCap 400® Growth Index.

What Factors Influenced Performance

The Fund saw a benefit from stock selection in the Industrials, Consumer Discretionary and Materials sectors which was offset by stock selection in Financials and Technology as well as sector allocation in Consumer Staples.

 • Top Contributors

   o Individual stock contributors: RBC Bearings, Inc., O’Reilly Automotive, Inc., Expeditors International of Washington, Inc., Ecolab, Inc.

 • Top Detractors

     o Overweight: Consumer Staples; Underweight: IT Hardware leveraged to Artificial Intelligence

     o Individual stock detractors: FactSet Research Systems, Inc.

Discussion

U.S. financial markets remain exceedingly volatile due to the near daily presidential proclamations, policy changes and other things that disrupt business and investments. The markets continue to be driven by extreme enthusiasm about Artificial Intelligence (AI) in general and specifically companies supplying chips, hardware, electrical equipment and related products needed to build data centers. The economy remains strong due to the massive federal budget deficit and the other economic stimulus provided by the HR1 legislation. The president has also exerted enormous pressure on the Federal Reserve to cut interest rates even though growth is already accelerating and inflation remains above their target. We expect this volatility to continue. We also expect a substantial correction to the Artificial Intelligence stocks which we think are extremely overpriced.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Papp Small & Mid-Cap Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,014	$10,806	$10,830
Nov-2017	$12,635	$13,277	$13,318
Nov-2018	$13,748	$14,111	$13,441
Nov-2019	$16,169	$16,384	$14,691
Nov-2020	$19,915	$19,244	$17,377
Nov-2021	$22,436	$24,617	$21,114
Nov-2022	$19,483	$22,350	$18,956
Nov-2023	$19,013	$25,443	$19,488
Nov-2024	$22,301	$34,066	$26,252
Nov-2025	$22,196	$39,175	$26,120

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	-0.47%	2.19%	8.30%
S&P 500® Index	15.00%	15.28%	14.63%
S&P MidCap 400® Growth Index	-0.50%	8.49%	10.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.
AssetsNet	$ 45,037,767
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 237,133
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$45,037,767 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$237,133 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.9%
Exchange-Traded Funds	2.3%
Money Market Funds	3.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
O'Reilly Automotive, Inc.	8.7%
RBC Bearings, Inc.	8.2%
Expeditors International of Washington, Inc.	7.2%
AMETEK, Inc.	7.0%
Mettler-Toledo International, Inc.	6.2%
Ecolab, Inc.	6.1%
Trimble, Inc.	4.6%
IDEX Corporation	4.2%
Pegasystems, Inc.	4.2%
CoStar Group, Inc.	4.0%

Sector Weighting (% of net assets)

Value	Value
Cash Equivalents	3.7%
Energy	1.5%
Financials	5.7%
Materials	6.1%
Consumer Staples	6.7%
Consumer Discretionary	12.8%
Health Care	12.9%
Technology	21.2%
Industrials	29.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.